Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	As of
	December 31, 2022	December 31, 2021
Balance sheet items, except for equity accounts	6.6879	6.3524
	For the Year Ended December 31,
	2022	2021
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.7347	6.4389

Schedule of Property and Equipment	Estimated useful lives are as follows:
Category	Estimated useful lives
Furniture	5 years
Office equipment	3 – 15 years
Vehicle	5 years
Medical equipment	5 – 10 years
Buildings	50 years
Leasehold improvement	The same as the operating lease period

Schedule of Intangible Assets	The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:
Category	Estimated useful lives
Software	5 – 10 years
Land use right	50 years
Domain names	5 – 6 years
Trademark and patent	5 – 20 years
Customer relationship	9 – 10 years

Schedule of Disaggregation of Company’s Revenue	The following table identifies the disaggregation of the Company’s revenue for the year ended December 31, 2022 and 2021:
	2022	2021
Net product revenue	$5,027,612	$5,205,352
Hospital services revenue	37,353,737	32,075,684
Insurance brokage	14,327,161	14,767,668
Software and other technical service revenue	1,351,515	1,288,574
Total	$58,060,025	$53,337,278